Average Annual Total Returns{- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - Retail PRO-10 - Fidelity Strategic Dividend & Income Fund	Fidelity Strategic Dividend & Income Fund Return Before Taxes Past 1 year	Fidelity Strategic Dividend & Income Fund Return Before Taxes Past 5 years	Fidelity Strategic Dividend & Income Fund Return Before Taxes Past 10 years	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions Past 1 year	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions Past 5 years	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions Past 10 years	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0611 Past 1 year	F0611 Past 5 years	F0611 Past 10 years
Total	11.25%	10.48%	10.34%	9.20%	8.55%	8.75%	7.11%	7.80%	8.02%	18.40%	15.22%	13.88%	7.25%	10.33%	10.82%